FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check one only): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             WIC Partners, LLC
Address:          650 Fifth Avenue
                  New York, New York 10019

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John S. Orrico
Title:   President
Phone:   (212) 259-2655

Signature, Place, and Date of Signing:

/s/ John S. Orrico      New York, New York         10/4/2006
    [Signature]            [City, State]             [Date]

Report Type:      (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               0

Form 13F Information Table Entry Total:                          45

Form 13F Information Table Value Total:                        $1,629
                                                             (thousands)

List of Other Included Managers:

                                      NONE

COLUMN 1                        COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7     COLUMN 8
----------------------------  -------------  ---------  -------  -------------------  ----------  -----  -------------------
                                                        FAIR     SHARES
                                                        MARKET   OR                               OTHER
                              TITLE OF       CUSIP      VALUE    PRINCIPAL SH/  PUT/  INVESTMENT  MANA-
NAME OF ISSUER                CLASS          NUMBER     (000'S)  AMOUNT    PRN  CALL  DISCRETION  GERS   SOLE   SHARED  NONE
----------------------------  -------------  ---------  -------  --------- ---  ----  ----------  -----  -----  ------  ----
MONTPELIER RE HOLDINGS LTD    SHS            G62185106   97           5000 SH         SOLE               5000
MONTPELIER RE HOLDINGS LTD    SHS            G62185106    6              5 SH   PUT   SOLE               5
MONTPELIER RE HOLDINGS LTD    SHS            G62185106    0             50 SH   PUT   SOLE               50
MONTPELIER RE HOLDINGS LTD    SHS            G62185106    1             50 SH   PUT   SOLE               50
LIPMAN ELECTRONIC ENGINEERIN  ORD            M6772H101   56           2000 SH         SOLE               2000
ANDREW CORP                   COM            034425108   37           4000 SH         SOLE               4000
ARAMARK CORP                  CL B           038521100   49           1500 SH         SOLE               1500
ATHEROS COMMUNICATIONS        COM            04743P108   18           1000 SH         SOLE               1000
CALIPER LIFE SCIENCES INC     COM            130872104   71          14500 SH         SOLE               14500
CALIPER LIFE SCIENCES INC     COM            *W EXP
                                             08/10/201    3           2293 SH         SOLE               2293
CLICK COMMERCE INC            COM NEW        18681D208   48           2100 SH         SOLE               2100
CONEXANT SYSTEM               COM            207142100   49          24630 SH         SOLE               24630
DIGITAL ANGEL CORP            COM            253830103   10           4000 SH         SOLE               4000
DRDGOLD LTD                   SPONSORED ADR  26152H103    9           6500 SH         SOLE               6500
EL PASO CORP                  COM            28336L109   14           1000 SH         SOLE               1000
EMBARCADERO TECHNOLOGIES INC  COM            290787100   40           4900 SH         SOLE               4900
ENCORE MED CORP               COM            29256E109   19           3000 SH         SOLE               3000
FIRST MIDWEST BANCORP DEL     COM            320867104   38           1000 SH         SOLE               1000
FISHER SCIENTIFIC INTL INC    COM NEW        338032204   78           1000 SH         SOLE               1000
GENCORP INC                   COM            368682100   26           2000 SH         SOLE               2000
GOLDLEAF FINANCIAL SOLUTIONS  COM NEW        38144H208    9           1340 SH         SOLE               1340
GUITAR CTR MGMT INC           COM            402040109   45           1000 SH         SOLE               1000
HELIX ENERGY SOLUTIONS GRP I  COM            42330P107   33           1000 SH         SOLE               1000
HUMMINGBIRD INC               COM            44544R101   42           1500 SH         SOLE               1500
INTERGRAPH CORP               COM            458683109   81           1900 SH         SOLE               1900
INTERMAGNETICS GEN CORP       COM            458771102   20            750 SH         SOLE               750
INTERNET SEC SYS INC          COM            46060X107   28           1000 SH         SOLE               1000
INTRAWEST CORPORATION         COM NEW        460915200   52           1500 SH         SOLE               1500
L-1 IDENTITY SOLUTIONS INC    COM            50212A106   98           7500 SH         SOLE               7500
LUCENT TECHNOLOGIES INC       COM            549463107   35          15000 SH         SOLE               15000
MAVERICK TUBE CORP            COM            577914104   65           1000 SH         SOLE               1000
MERGE TECHNOLOGIES INC        COM            589981109    7           1000 SH         SOLE               1000
METROLOGIC INSTRS INC         COM            591676101   73           4000 SH         SOLE               4000
NS GROUP INC                  COM            628916108   39            600 SH         SOLE               600
NOBLE INTL LTD                COM            655053106   25           2000 SH         SOLE               2000
PAN PACIFIC RETAIL PPTYS INC  COM            69806L104   56            800 SH         SOLE               800
PANACOS PHARMACEUTICALS INC   COM            69811Q106   15           3000 SH         SOLE               3000
QUANTUM CORP                  COM DSSG       747906204   14           6500 SH         SOLE               6500
RIGEL PHARMECEUTICALS INC     COM NEW        766559603   26           2500 SH         SOLE               2500
SAXON CAP INC NEW             COM            80556T106   56           4000 SH         SOLE               4000
STONE ENERGY CORP             COM            861642106   40           1000 SH         SOLE               1000
STONE ENERGY CORP             COM            861642106    1             10 SH   PUT   SOLE               10
TRIPATH IMAGING INC           COM            896942109   44           4900 SH         SOLE               4900
USA TRUCK INC                 COM            902925106   11            600 SH         SOLE               600
UNIVISION COMMUNICATIONS INC  CL A           914906102   45           1300 SH         SOLE               1300